Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (93.5%)
Alabama (2.2%)
	Alabama GO	4.000%	11/1/30	6,195	6,323
	Alabama GO	4.000%	11/1/31	4,000	4,082
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,234
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,465	1,515
	Auburn University College & University Revenue	5.000%	6/1/48	6,000	6,306
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	343
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	371
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	724
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	16,390	16,415
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	18,595	19,915
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	16,225	15,743
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	24,435	24,487
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,210	2,215
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	10,110	10,126
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	32,290	33,747
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	10,755	10,799
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	23,195	23,172
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	4,270	4,553
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	1,400	1,499
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,925	4,245
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	4,855	5,352
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,585
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,500
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	5,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	540	589
	Huntsville AL GO	5.000%	5/1/32	3,190	3,439
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,310	13,590
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	3,994
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	622
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	593
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	667
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	519
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	611
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	5,000	5,628
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	5,000	5,584
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,000	4,442
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,000	3,308
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,387
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	15,835	17,157
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	6,835	7,564
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	10,705	10,715
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.780%	6/16/26	430	432
	Montgomery AL GO	5.000%	12/1/33	475	539
	Oxford AL GO	5.000%	7/1/52	3,750	4,042
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,121
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	25,000	26,692
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,337
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	12,315	12,291
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	1,215	1,317
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	5,910	6,159
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	18,670	19,914
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,610	1,709
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,319
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,085
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,063
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	798
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,524
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	2,120	2,108
					379,211
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,056
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	943
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	6,803
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,105
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,051
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,042
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,708
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,539
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,312
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,495	1,510
					22,069
Arizona (1.7%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,296
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,342
[2]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	3,000	3,749
[2]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	1,500	1,878
[3]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,211
[3]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	1,610	1,490
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	478
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	3,365	2,845
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,018
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,013
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	504
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,161
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,228
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,065
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,549
[3,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	240
[3,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	300
	Arizona State University College & University Revenue	5.000%	7/1/43	5,400	5,799
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/35	4,480	4,590
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/43	6,000	6,073
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,581
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	4,810	4,883
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	330
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,464
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,182
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	478
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	589
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,331
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,535
[3]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,312
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	10,222
[3]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,101
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,200
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,167
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	1,500	1,557
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	1,540	1,655
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	576
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	366
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	518
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	620
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	212
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	211
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	263
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	260
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,453
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	2,135	2,349
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	2,030	2,233
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	5,515	5,764
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,100	2,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,990	3,273
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,350	3,650
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	3,440	3,727
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	6,540	7,018
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,836
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,000	1,093
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.250%	7/1/47	5,000	5,650
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	13,905	14,774
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,847
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,032
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	841
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	2,570	1,967
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,680	2,706
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	368
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,058
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,309
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	10,936
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	10,894
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	4,000	4,452
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	15,000	16,682
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	25,025	27,595
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	17,500	19,722
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,243
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,545	1,679
[3]	Sierra Vista IDA Charter School Aid Revenue	5.750%	6/15/58	7,250	7,269
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	1,914
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,715
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,533
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	3,600
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,586
					286,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	20	20
	El Dorado Special School District No. 15	5.000%	2/1/50	1,970	2,059
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	1,000	1,088
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,000	1,084
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,607
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	1,895	1,900
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	2,360	2,367
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,170	2,180
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,855	2,868
					18,173
California (7.0%)
[5,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	4,835
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	4,238
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	11,775
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	2,400	1,642
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	10,660	10,684
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	14,405	15,259
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	8,115	8,935
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,965	13,919
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	11,835	11,908
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	50,000	53,486
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	2,340	2,472
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	10,055	10,788
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	14,090	14,213
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	4/1/32	25,050	27,025
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	11,630
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	3,393
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,500	1,719
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	953
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	1,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	31
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	5,159
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,495	11,798
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,555	5,664
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	4,000	4,976
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	14,900	18,496
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	9,050	11,242
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,000	10,259
	California GO	5.000%	9/1/31	15,050	15,902
	California GO	5.000%	3/1/32	1,155	1,323
[5]	California GO	5.250%	8/1/32	9,765	11,695
	California GO	5.000%	3/1/33	3,000	3,439
	California GO	5.000%	8/1/33	16,100	16,942
	California GO	5.000%	3/1/34	1,500	1,716
	California GO	5.000%	8/1/35	1,170	1,224
	California GO	5.000%	9/1/35	12,255	12,833
[1]	California GO	5.000%	9/1/35	11,510	12,068
	California GO	5.000%	9/1/36	1,715	2,030
	California GO	5.000%	9/1/36	5,000	5,918
	California GO	3.000%	10/1/36	5,400	5,217
	California GO	5.000%	4/1/37	1,010	1,117
	California GO	5.000%	4/1/37	3,000	3,510
	California GO	3.000%	10/1/37	4,750	4,502
	California GO	5.000%	11/1/37	2,000	2,350
	California GO	5.000%	9/1/39	4,880	5,686
	California GO	5.000%	10/1/39	1,500	1,659
	California GO	3.000%	11/1/40	4,500	4,092
	California GO	3.000%	11/1/41	5,500	4,930
	California GO	5.000%	4/1/42	1,500	1,596
	California GO	5.000%	4/1/42	5,000	5,708
	California GO	5.000%	9/1/42	3,200	3,673
	California GO	5.000%	10/1/42	10,000	10,895
	California GO	5.000%	10/1/42	2,000	2,313
	California GO	5.000%	11/1/42	1,690	1,944
	California GO	5.000%	10/1/45	1,000	1,143
	California GO	5.250%	10/1/50	4,000	4,584
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,847
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	2,000	2,031
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,435	7,577
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,700	4,385
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	7,500	7,262
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	5,000	4,933
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	7,370	7,409
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,796	6,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,296	13,470
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	13,523	12,540
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	1,792	1,783
[3]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	10,000	10,000
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.220%	8/1/47	1,500	1,491
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.570%	12/1/50	1,000	975
[5]	California Municipal Finance Authority COP	5.250%	11/1/52	5,000	5,640
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,862
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	7,160
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	8,249
[1]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	5,100	5,249
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	3,369
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	881
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,000	3,317
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	1,000	1,007
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,591
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,710
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	4,000	4,292
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	649
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,653
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/38	2,920	3,084
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,175
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,426
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,151
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,279
	California State University College & University Revenue	5.250%	11/1/48	1,500	1,750
	California State University College & University Revenue	5.250%	11/1/53	1,000	1,156
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	1,006
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,000	1,008
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,550
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	9,288
[5]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,302
	Chabot-Las Positas Community College District GO	5.250%	8/1/48	2,545	2,915
[5]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,227
[5]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,134
[5]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	892
[5]	Chula Vista Elementary School District COP	2.000%	9/1/46	6,500	4,209
[5]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,500	2,096
[3]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	6,990
	Coast Community College District GO	3.000%	8/1/39	4,300	3,918
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	5,000	3,386
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	3,967
[9]	Desert Community College District GO	4.000%	8/1/51	3,750	3,741
	Downey Unified School District GO	3.000%	8/1/46	5,720	4,726
	Downey Unified School District GO	3.000%	8/1/47	6,240	5,103
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,706
[5]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,493
[2]	El Camino Healthcare District GO	0.000%	8/1/30	5,000	4,060
[1]	El Segundo Unified School District GO	5.750%	8/1/48	1,500	1,792
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,239
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,499
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	692
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,097
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,336
	Fresno Unified School District GO	3.000%	8/1/55	6,500	5,007
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	8,503
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,371
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,009
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,703
[1]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/58	4,000	4,007
	Irvine Unified School District GO	2.250%	9/1/49	7,775	5,141
	Kern Community College District GO	3.000%	8/1/46	4,890	4,033
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,894
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	983
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	3,482
[10]	Long Beach Unified School District GO	0.000%	8/1/33	500	369
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	409
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,575	6,072
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.250%	7/1/47	6,750	7,797
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	10,150
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	9,065
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,775
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,324
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,139
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	3,410
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,829
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,400
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,662
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,321
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	4,027
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	4,012
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,705
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	5,000	5,066
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,659
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	5,075
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	6,040	6,711
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,442
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,417
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,657
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	3,725	4,142
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	3,000	3,268
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,320
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5,000	5,799
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,736
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,502
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	10,000	11,104
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/37	1,000	999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/37	1,500	1,498
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.010%	7/1/47	1,500	1,498
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	976
[5]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,870
[5]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,137
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,025	3,438
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,315	1,351
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	6,120
	Oak Grove School District GO	4.000%	8/1/49	4,000	4,046
[5]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	6,030
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,033
	Palomar Health GO	0.000%	8/1/37	5,415	3,190
[10]	Palomar Health GO	7.000%	8/1/38	10,000	11,662
	Peralta Community College District GO	5.500%	8/1/52	2,000	2,284
[5]	Pittsburg Unified School District GO	5.000%	8/1/47	2,180	2,391
	Poway Unified School District GO	0.000%	8/1/51	15,000	4,245
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/42	1,285	1,361
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,330	8,685
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	10,426
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,494
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,126
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,413
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,694
[2]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,436
	San Bernardino County CA (Capital Facilities Project) COP, ETM	6.875%	8/1/24	2,970	3,026
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,781
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,353
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,814
	San Diego CA Unified School District GO	4.000%	7/1/53	3,000	3,008
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,155
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	17,330
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	9,450	10,576
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,101
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,035	4,014
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,519
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	19,240	21,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	13,240	14,577
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,849
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	1,061
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,664
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,044
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,825
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,790
[5]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,056
[5]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,115
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	583
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	202
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,428
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,682
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,185
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,772
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,232
	San Rafael CA City High School District GO	5.250%	8/1/52	4,000	4,459
	San Rafael City Elementary School District GO	5.250%	8/1/52	4,000	4,417
[5]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,890
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,428
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,734
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,210
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,585	1,364
[5]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,408
	Santa Rosa High School District GO	5.000%	8/1/53	5,000	5,460
[5]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,264
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,453
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	6/1/46	1,500	1,650
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,797
	State Center Community College District GO	3.000%	8/1/39	2,600	2,384
	State Center Community College District GO	3.000%	8/1/41	5,250	4,662
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,000
	Union Elementary School District GO	4.000%	9/1/52	1,875	1,892
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/45	1,375	1,146
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/50	1,500	1,186
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	University of California College & University Revenue	5.000%	5/15/43	1,105	1,293
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	10,045	10,836
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,000	1,087
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,000	10,573
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	8,037
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	10,000	11,339
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	9,000	8,933
[5]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,352
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,394
	Washington Township Health Care District GO	5.250%	8/1/48	1,000	1,128
	Washington Township Health Care District GO	5.500%	8/1/53	1,000	1,136
					1,209,623
Colorado (2.0%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,122
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,546
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,427
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	1,034
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	2,000	2,367
	Brighton CO Water Activity Water Revenue (Water System Project)	5.000%	6/1/52	12,385	13,380
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,115
[3]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	3,608	3,609
	Colorado COP	4.000%	12/15/35	1,000	1,043
	Colorado COP	6.000%	12/15/40	5,000	6,088
	Colorado COP	6.000%	12/15/41	3,570	4,326
	Colorado COP	5.250%	3/15/42	5,000	5,212
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,047
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,292
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,117
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	619
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,063
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	4,923
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,314

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,020	1,107
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,574
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,725
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	5,375	5,319
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,925	1,898
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,300
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	23,410	23,648
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,871
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,278
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	2,133
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	20,426
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	3,600	3,927
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	15,000	14,401
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	6,034
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,299
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	813
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,000	4,177
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	1,500	1,622
Colorado School of Mines College & University Revenue	5.250%	12/1/53	6,000	6,623
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,116
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,170	1,330
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	3,130	3,557
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,665	1,884
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,320	1,493
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,180	1,328
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,193
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/47	2,000	2,204
Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,451
Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	15,675	17,561
Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	2,895	3,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/43	1,295	1,382
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/48	2,000	2,118
[5]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	4,000	4,034
	Denver City & County School District No. 1 GO	4.000%	12/1/37	2,450	2,560
	Denver City & County School District No. 1 GO	5.000%	12/1/41	5,000	5,581
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	2,144
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,375
[3]	DIATC Metropolitan District GO	5.000%	12/1/39	1,000	984
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,226
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,466
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,339
[8]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	700	698
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,211
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,381
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	4,032
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,398
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,515	4,607
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,432
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,120
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,324
[5]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,250	4,114
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,026
	Parker Co. Water & Sanitation District Water Revenue	4.000%	11/1/52	12,800	12,580
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,642
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,108
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	2,894
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,083
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,173
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,502
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,861
	Thornton CO COP	4.000%	12/1/39	3,000	3,068
	University of Colorado College & University Revenue	5.000%	6/1/44	3,490	3,732
	University of Colorado College & University Revenue	4.000%	6/1/48	4,900	4,890
	Waterview II Metropolitan District GO	5.000%	12/1/41	1,250	1,151
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	3,648
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	3,000	3,233
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,244
	Weld County School District No. RE-4 GO	5.250%	12/1/41	2,805	2,938
[5]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/52	1,000	1,054
					345,939
Connecticut (0.6%)
	Connecticut GO	5.000%	8/1/27	810	874
	Connecticut GO	5.000%	8/1/28	1,005	1,108
	Connecticut GO	3.000%	1/15/33	1,090	1,076
	Connecticut GO	4.000%	6/1/33	850	912
	Connecticut GO	3.000%	6/1/35	1,000	957
	Connecticut GO	4.000%	1/15/36	9,230	9,863
	Connecticut GO	4.000%	1/15/37	4,520	4,774
	Connecticut GO	3.000%	6/1/38	2,000	1,806
	Connecticut GO	3.000%	1/15/39	4,710	4,169
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,523
	Connecticut GO	3.000%	1/15/40	4,790	4,182
	Connecticut GO	4.000%	6/15/41	300	306
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,410	2,404
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,110	3,988
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,387
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,817
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,663
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	4,630	5,398
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,200	1,242
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,804
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	8,275	8,490
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,963
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,750
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,480
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,925	2,861
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,213
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,686
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,260
	Metropolitan District GO	5.000%	7/15/33	1,045	1,149
	Metropolitan District GO	5.000%	7/15/36	1,750	1,903
	Metropolitan District GO	4.000%	7/15/37	1,000	1,032
	Norwalk CT GO	4.000%	8/15/40	960	988
	Norwalk CT GO	4.000%	8/15/41	695	712
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,578
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,495
	University of Connecticut College & University Revenue	5.000%	8/15/41	850	969
	University of Connecticut College & University Revenue	5.000%	8/15/42	1,000	1,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Connecticut College & University Revenue	5.000%	8/15/43	700	790
	University of Connecticut College & University Revenue	5.250%	11/15/48	2,000	2,279
					102,996
Delaware (0.2%)
[3]	Affordable Housing Opportunities Trust Series AH-01	3.528%	5/1/39	9,985	8,396
[3]	Affordable Housing Tax Exempt Bond Pass Through Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	5,000	5,126
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	52
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	193
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	191
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	191
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	189
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	187
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	169
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	184
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	199
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	193
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	938
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	291
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	3,925	3,844
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,925
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,159
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,170
	University of Delaware College & University Revenue	5.000%	11/1/43	2,090	2,444
					29,041
District of Columbia (1.7%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,396
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	916
	District of Columbia College & University Revenue	3.000%	4/1/40	700	597
	District of Columbia College & University Revenue	3.000%	4/1/41	750	626
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,588
	District of Columbia GO	5.000%	6/1/28	2,505	2,687
	District of Columbia GO	5.000%	6/1/28	2,500	2,751
	District of Columbia GO	5.000%	6/1/32	1,725	1,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	4.000%	6/1/34	6,000	6,201
	District of Columbia GO	5.000%	10/15/36	2,000	2,220
	District of Columbia GO	5.000%	10/15/37	5,000	5,518
	District of Columbia GO	5.000%	10/15/38	3,105	3,410
	District of Columbia GO	5.000%	1/1/41	3,000	3,434
	District of Columbia GO	5.000%	6/1/42	5,235	5,495
	District of Columbia GO	5.000%	6/1/43	1,000	1,062
	District of Columbia GO	5.000%	10/15/44	14,020	15,074
	District of Columbia GO	5.250%	1/1/48	7,875	8,890
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,508
[9]	District of Columbia Income Tax Revenue	5.000%	10/1/35	8,500	10,277
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	6,002
[9]	District of Columbia Income Tax Revenue	5.000%	10/1/36	4,255	5,106
[9]	District of Columbia Income Tax Revenue	5.000%	10/1/37	1,365	1,619
	District of Columbia Income Tax Revenue	5.000%	12/1/37	10,000	11,671
	District of Columbia Income Tax Revenue	5.000%	3/1/40	2,605	2,876
	District of Columbia Income Tax Revenue	5.000%	5/1/40	1,025	1,183
	District of Columbia Income Tax Revenue	5.000%	5/1/42	1,680	1,919
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,720	5,101
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	3,775	4,022
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	3,844
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	2,650	2,795
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,625
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,303
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,340
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,025
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	2,035
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,034
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	39,740	36,990
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	12,794
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	32,244
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,394
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	508
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,173
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	1,400	1,327
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	4,000	4,110
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	2,540	2,595
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	4,000	3,524
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,330	1,524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	1,725	1,965
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	1,085	1,229
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	5,725	5,744
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	3,860	4,324
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	2,990	3,332
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	1,045	1,139
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	4,000	4,014
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	10,055	11,079
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	13,905	15,531
					290,495
Florida (5.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	967
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,015
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	19,220	17,820
[9]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	5,500	6,142
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	14,425	15,267
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	998
	Cape Coral FL Sewer Revenue	5.000%	9/1/43	1,000	1,125
[1]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/48	1,250	1,419
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,500	1,563
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,162
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	6.250%	6/15/53	4,250	4,365
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,337
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	835
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	10,222
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	6.375%	6/15/58	3,600	3,697
[5]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,489
[5]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,153
[5]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,503
	Davie FL Special Obligation Revenue	4.000%	10/1/46	2,000	1,997
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,373
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	16,816
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	1,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,061
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	1,140
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	1,095
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/44	1,940	1,620
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	395	398
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	805	812
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	2,000	1,645
[9]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,901
[9]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,569
[9]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,616
[9]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,110	1,195
[9]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,073
[9]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/49	9,000	9,673
	Florida GO	4.000%	6/1/33	15,995	16,115
[9]	Florida GO	4.000%	7/1/41	6,875	7,070
[9]	Florida GO	4.000%	7/1/43	7,435	7,572
[9]	Florida GO	4.000%	7/1/44	7,730	7,847
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	361
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	412
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	409
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	700
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,559
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	2,545	2,648
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	5,040	5,280
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	5,600	5,858
	Florida State Board of Governors University of Florida Research Government Fund/Grant Revenue	4.125%	7/1/50	4,605	4,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Lauderdale FL GO (Parks And Recreation Projects)	3.000%	7/1/49	8,990	7,035
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/48	5,250	5,765
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/53	8,000	8,682
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/39	1,295	1,493
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/40	1,000	1,147
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	4,750	5,456
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	10,335	11,948
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/49	5,000	5,754
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,543
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,762
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/50	1,000	979
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,130
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,536
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,821
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,880
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,330	3,477
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,461
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,913
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	14,725	13,585
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,510
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,113
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,752
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,056
[9]	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	12,500	14,250
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	11,870	13,533
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	786
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	7,032
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,042
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,670
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	20,000	22,310
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,039
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,557
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,701
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,828
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,390	3,639
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,205
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	21,145
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,750
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,271
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,457
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	9,836
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	5,004
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,373
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	4,536
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,123
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,533
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,945
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	13,134
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/38	3,680	3,812
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	1,750	711
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,492
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/42	5,120	5,180
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	9,100	9,099
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	6,000	6,307
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/51	2,335	1,709
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	4,445	4,308
[1]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	3,000	2,937
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	920
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,060
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,893
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,182
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	12,500	13,569
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	15,031
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,668
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,814
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	18,025	17,485
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	6,409
[5]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/36	2,335	2,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/38	3,160	3,297
[6]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,075
[6]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,937
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	250	265
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	250	262
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	250	261
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	9,455	8,206
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,411
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,384
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,032
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,460
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,615
	Palm Beach County School District COP	5.000%	8/1/39	1,000	1,155
[3]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	11,114
[5]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,304
[5]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,030	1,203
[5]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	885	1,026
[5]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,390	1,599
[5]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,090	3,533
[5]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,725	4,188
[5]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	12,895	14,498
[3]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,290
[3]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,360
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	12,517
	Sarasota County FL Utility System Revenue Water Revenue	5.000%	10/1/50	6,725	7,209
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	7,500	7,780
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,000	5,769
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,110	7,653
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	6,850	5,348
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,150	2,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,334
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	8,000	7,663
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,000	4,822
[5]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/53	10,000	11,057
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,845
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,466
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,683
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,312
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,303
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,500
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	11,676
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	670
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	4,735	4,965
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	257
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,219
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,631
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	554
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	502
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	798
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/47	4,155	4,568
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,425	5,836
[3]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/54	5,000	5,072
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	7,861
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	11,164
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	11,497
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,603
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	6,328
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	5,215	5,574
					883,543
Georgia (2.8%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/38	10,270	11,103
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/43	16,775	17,935
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,551
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	1,000	1,153
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,015	1,162
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,450	1,653
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,085	2,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/43	1,840	2,080
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/48	7,705	8,545
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	6,650	7,316
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,012
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	1,996
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	996
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,392
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,325
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,035
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	841
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	990
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	8,810	8,396
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	5,205	5,927
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,000	3,238
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	5,187
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,309
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,423
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,267
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,442
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,005
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,002
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	799
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,017
[2]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	2,080	2,140
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,226
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,396
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,837
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,905
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,522
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	2,370	2,264
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	4,000	2,909
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	7,450	5,248
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,644
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	4,996
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,625	1,601
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.250%	2/15/45	4,520	4,701
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	10,251
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,310	1,403
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	1,335	1,352
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	1,965	2,056
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	4,865	5,172
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	5,790	6,151
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/50	4,000	4,172
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,636
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	12,110	11,960
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	11,177
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	14,095	14,753
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/49	7,500	6,072
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/51	2,750	2,192
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,300
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,362
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	21,115	21,149
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	20,870	20,995
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	2,960	2,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	9,470	9,492
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	2,980	2,982
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	23,480	24,895
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	2,655	2,806
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	38,075	40,498
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	6,100	6,458
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	22,370	23,925
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	15,000	16,052
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,362
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	12,567
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,364
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	16,538
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,998
[3]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	23,549
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	1,029
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	1,040
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	719
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,077
					483,473
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,377
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,571
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,088
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,042
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	1,250	1,296
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,632
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	805
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	2,925	2,955
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,235	2,157
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,093
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,097
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,820	3,107
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,394

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,440
				25,054
Hawaii (0.5%)
Hawaii GO	4.000%	10/1/27	3,770	3,833
Hawaii GO	4.000%	10/1/31	6,770	6,942
Hawaii GO	5.000%	1/1/33	3,140	3,410
Hawaii GO	5.000%	1/1/35	7,740	8,379
Hawaii GO	5.000%	1/1/37	18,720	20,180
Hawaii GO	5.000%	1/1/38	7,015	7,518
Hawaii GO, Prere.	4.000%	10/1/25	3,770	3,840
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,896
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,009
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,414
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,765
Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/51	5,920	4,679
Honolulu HI City & County GO	5.000%	7/1/44	1,000	1,118
Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,114
Honolulu HI City & County GO	5.000%	7/1/46	1,000	1,110
Honolulu HI City & County GO	5.000%	7/1/47	1,000	1,106
Honolulu HI City & County GO	5.000%	7/1/48	1,000	1,103
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,614
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	10,000	10,054
Maui County HI GO	4.000%	3/1/36	1,375	1,463
Maui County HI GO	4.000%	3/1/37	685	720
Maui County HI GO	4.000%	3/1/38	1,500	1,559
				91,826
Idaho (0.3%)
Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	10,060	10,870
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,409
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,194
Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,608
Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,546
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,549
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,485
Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	2,000	2,200
Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/48	6,600	6,590
				54,451
Illinois (4.8%)
Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,047
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,148
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,041
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,334
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,616
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,250	1,352
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,250	1,330
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,000	1,110
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,095	1,211
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	4,640	4,859
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	17,125	18,934
[2]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,100
[2]	Chicago Board of Education GO	0.000%	12/1/27	9,270	8,012
[2]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,808
[2,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,808
[7]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,926
[2]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,928
[2,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,815
[5]	Chicago Board of Education GO	5.000%	12/1/31	625	664
[5]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,592
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,478
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,645
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,053
[5]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,054
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,919
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,832
	Chicago Board of Education GO	5.000%	12/1/39	750	772
[3]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,969
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,658
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,956
	Chicago Board of Education GO	6.000%	12/1/49	27,500	30,232
	Chicago IL GO	5.000%	1/1/26	1,250	1,268
	Chicago IL GO	5.000%	1/1/26	1,140	1,152
	Chicago IL GO	5.000%	1/1/28	1,495	1,575
	Chicago IL GO	5.000%	1/1/33	3,920	4,279
[2]	Chicago IL GO	0.000%	1/1/34	1,000	664
	Chicago IL GO	4.000%	1/1/35	2,500	2,545
	Chicago IL GO	5.500%	1/1/39	1,230	1,343
	Chicago IL GO	4.000%	1/1/40	11,457	11,216
	Chicago IL GO	5.500%	1/1/40	1,000	1,085
	Chicago IL GO	5.500%	1/1/41	4,000	4,251
	Chicago IL GO	5.500%	1/1/43	1,000	1,056
	Chicago IL GO	4.000%	1/1/49	13,632	12,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO, ETM	5.000%	1/1/28	255	277
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,086
[5]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,975	6,553
[5]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	17,145	18,995
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,800	2,800
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,389
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,612
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,092
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,344
[5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	25,948
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,009
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,109
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/40	1,700	1,898
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,499
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	4,500	4,589
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	12,953
	Chicago Park District GO	5.000%	1/1/41	2,285	2,467
	Chicago Park District GO	5.000%	1/1/42	1,290	1,387
	Chicago Park District GO	5.000%	1/1/43	1,450	1,554
	Chicago Park District GO	5.000%	1/1/44	1,290	1,379
	Chicago Park District GO	5.000%	1/1/45	1,140	1,215
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,340
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	8,988
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	16,998
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/40	1,100	1,215
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/41	1,060	1,165
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/42	1,025	1,122
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/43	1,515	1,649
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	12,900
	Cook County IL GO	5.000%	11/15/31	450	509
	Cook County IL GO	5.000%	11/15/32	295	331
	Cook County IL GO	5.000%	11/15/33	290	324
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	7,295	8,039
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	8,836
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	3,505	3,594
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	2,990	2,968
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,350	1,296
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,028

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,089
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,113
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,084
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,803
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	4,083
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,369
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,715
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,101
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,084
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	2,040
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,535	6,392
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,028
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	2,015
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	7,790	7,805
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	219
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	27,240	26,577
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,217
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,555	2,312
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	10,000	10,534
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	2,981
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	643
Illinois GO	5.000%	2/1/25	2,065	2,068
Illinois GO	5.000%	1/1/27	3,510	3,615
Illinois GO	5.000%	6/1/27	1,010	1,048
Illinois GO	5.000%	9/1/27	2,000	2,126
Illinois GO	5.000%	10/1/27	3,430	3,651
Illinois GO	5.000%	12/1/27	500	534
Illinois GO	5.500%	1/1/30	445	504
Illinois GO	5.000%	5/1/30	545	586
Illinois GO	5.000%	7/1/30	13,000	14,454
Illinois GO	4.000%	6/1/33	1,575	1,587
Illinois GO	5.000%	7/1/33	2,545	2,889
Illinois GO	4.000%	12/1/33	4,000	4,057
Illinois GO	5.000%	3/1/34	1,000	1,113
Illinois GO	5.000%	5/1/37	2,835	3,141
Illinois GO	4.000%	7/1/37	7,410	7,458
Illinois GO	5.250%	5/1/38	1,570	1,759
Illinois GO	4.000%	3/1/39	1,550	1,548
Illinois GO	5.250%	5/1/39	6,205	6,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.500%	5/1/39	1,000	1,109
	Illinois GO	4.000%	12/1/39	6,665	6,657
	Illinois GO	5.250%	5/1/40	4,555	5,052
	Illinois GO	5.250%	5/1/41	6,705	7,405
	Illinois GO	5.500%	3/1/42	3,000	3,368
	Illinois GO	5.250%	5/1/42	6,345	6,979
	Illinois GO	5.250%	5/1/43	4,430	4,850
	Illinois GO	5.125%	10/1/43	4,500	4,898
	Illinois GO	5.750%	5/1/45	3,000	3,305
	Illinois GO	5.500%	5/1/47	8,805	9,719
	Illinois GO	5.000%	12/1/48	10,000	10,659
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,276
[9]	Illinois Sales Tax Revenue	5.000%	6/15/42	5,000	5,555
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,265
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,279
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	3,200	3,271
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	11,000	11,287
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	3,745	3,772
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	3,665	4,147
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,755	5,457
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,750	6,174
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	1,025	1,109
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,960	7,862
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	1,110	1,092
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	160
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	528
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,627
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,517
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	13,452
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	13,209
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,560
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,342
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,234
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,270
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,620
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,513
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	15,000	7,396
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	242
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,000	939
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	1,750	799
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	12,310	12,008
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	8,000	3,326
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	6,520	6,195
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	15,490	14,186
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/37	3,055	3,106
	Metropolitan Pier & Exposition Authority Project Revenue	5.250%	6/15/44	5,000	4,932
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	3,095
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	7,115	7,042
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,576
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,205	3,649
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,089
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,893
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/39	4,350	4,945
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,377
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,049
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,446
					816,309
Indiana (0.7%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/39	1,250	1,452
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/40	1,260	1,479
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/41	1,000	1,168
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	9,601
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,139
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	9,840	10,665
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,104
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,294
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	12,937
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	9,005
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,563
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	1,905	1,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,000	1,108
[9]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	1,000	1,087
[9]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	676
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	9,072
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,000	1,205
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/48	14,130	16,762
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,980
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,607
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/33	2,500	2,502
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,725
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,738
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,370
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,353
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	876
					114,169
Iowa (0.1%)
	Iowa Finance Authority Industrial Revenue	5.000%	12/1/50	500	523
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	3,000	3,099
	Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	1,000	1,049
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/44	1,915	2,099
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,076
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,788
					14,634
Kansas (0.1%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,124
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,096
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,402
					15,622
Kentucky (0.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	373
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	369
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,062
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,345
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,300	11,312
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	9,150	9,164
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	1,825	1,828
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	14,915	14,936
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	8,290	8,304
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	11,215	12,181
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/48	12,310	12,326
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/34	2,010	2,313
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	10,000	11,451
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,021
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,007
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	905	1,016
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/42	1,150	1,328
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	1,500	1,572
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,593
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	16,500	17,202
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	1,014
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,871
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,552
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,560	1,737
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,665
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,810	2,000
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/49	10,000	11,100
					137,409
Louisiana (0.4%)
[5]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,531
[5]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,697
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,318
[5]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,570
[5]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,227
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	2,117	2,151
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,243
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	14,228
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,265
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,561
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,669
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,798
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,396
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,317
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,369
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,575
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,075
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,201
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,547
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	1,000	990
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,828
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	920
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	470	480
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,025	1,042
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	1,105	1,115
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	745	738
					73,139
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	888
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	979
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,251

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,236
Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,653
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,270	1,243
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,133
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	5,100	5,138
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,730
Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,697
Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,872
Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,955
Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	1,000	874
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,386
University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,871
University of Maine System College & University Revenue	5.500%	3/1/57	5,845	6,337
University of Maine System College & University Revenue	5.500%	3/1/62	7,640	8,251
				53,494
Maryland (1.6%)
Anne Arundel County MD GO	5.000%	10/1/27	1,710	1,859
Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,810
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,187
Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,809
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,239
Anne Arundel County MD GO	5.000%	10/1/33	3,615	3,808
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,202
Anne Arundel County MD GO	5.000%	10/1/36	5,130	5,485
Anne Arundel County MD GO	5.000%	10/1/42	435	474
Anne Arundel County MD GO	5.000%	10/1/42	1,690	1,841
Anne Arundel County MD GO	5.000%	10/1/44	4,950	5,364
Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,236
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	9,115	9,763
Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,265
Howard County MD GO	4.000%	2/15/33	8,200	8,434
Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,925	4,911
Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	8,460	8,282
Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,160	2,090
Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	6,440	6,640
Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,615	2,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	125
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	551
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,070	1,191
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	7,377
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	120
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/32	3,650	3,739
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,575	2,634
	Maryland GO	5.000%	8/1/26	5,000	5,287
	Maryland GO	5.000%	3/15/28	1,540	1,649
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,295	1,403
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,232
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,115
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	314
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,236
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	147
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	3,405	3,461
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,435	3,464
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	5,985	5,564
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,545	1,624
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	2,640	2,818
[3,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.410%	7/1/41	14,230	14,230
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,582
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	1,067
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,813
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	1,125

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,536
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,040
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	3,472
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,389
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,822
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,274
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,602
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,485
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	12,685	10,166
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	20,690	22,412
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,225
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,381
Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	3,680	3,669
Montgomery County MD GO	5.000%	11/1/27	1,000	1,089
Prince George's County MD COP	5.000%	10/1/43	15,780	16,657
Prince George's County MD GO	5.000%	8/1/26	3,620	3,828
Prince George's County MD GO	5.000%	7/15/37	2,025	2,204
Prince George's County MD GO	5.000%	7/15/39	2,805	3,035
Prince George's County MD GO	5.000%	7/15/40	1,500	1,617
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	15,208
Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	7,315	7,337
				269,818
Massachusetts (4.2%)
Ashland MA GO	3.000%	8/1/47	4,000	3,369
Ashland MA GO	3.000%	8/1/52	3,500	2,813
Attleboro MA GO	2.625%	10/15/50	3,335	2,318
Brockton MA GO	4.000%	8/1/47	3,750	3,746
Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,844
Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,829
Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,858
Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,564
Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	14,705
Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,330
Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	3,137
Commonwealth of Massachusetts GO	5.000%	1/1/42	3,810	4,364
Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	4,030
Commonwealth of Massachusetts GO	5.000%	3/1/43	2,150	2,455
Commonwealth of Massachusetts GO	5.000%	11/1/43	675	760
Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,850
Commonwealth of Massachusetts GO	5.000%	3/1/44	1,265	1,436
Commonwealth of Massachusetts GO	5.000%	5/1/44	2,800	3,152
Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,623
Commonwealth of Massachusetts GO	5.000%	11/1/45	2,015	2,240
Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	3.000%	4/1/48	12,500	10,104
	Commonwealth of Massachusetts GO	5.000%	9/1/48	4,500	4,728
	Commonwealth of Massachusetts GO	5.000%	1/1/49	2,595	2,729
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	9,664
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,338
	Commonwealth of Massachusetts GO	5.000%	9/1/50	4,500	4,858
	Commonwealth of Massachusetts GO	5.000%	11/1/50	6,810	7,282
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,500	3,992
	Commonwealth of Massachusetts GO	5.000%	9/1/51	13,755	14,828
	Commonwealth of Massachusetts GO	5.000%	11/1/52	5,265	5,737
	Commonwealth of Massachusetts GO	5.000%	5/1/53	22,500	24,573
	Commonwealth of Massachusetts GO	5.000%	10/1/53	11,500	12,599
	Commonwealth of Massachusetts GO	5.000%	1/1/54	11,925	13,070
[2]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	7,755
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	7,000	7,351
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	15,290	16,186
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	32,050	34,781
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	7,500	8,190
	Harvard MA GO	3.000%	8/15/36	1,260	1,229
	Harvard MA GO	3.000%	8/15/37	1,210	1,149
	Hingham MA GO	3.000%	2/15/36	810	792
	Leominster MA GO	3.000%	3/1/52	1,250	961
	Lowell MA GO	2.000%	9/1/38	1,340	1,003
	Lowell MA GO	4.000%	8/1/39	1,645	1,709
	Lowell MA GO	2.000%	9/1/39	1,445	1,064
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,401
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,920	7,105
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,219
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,573
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	1,295	1,485
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,155
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,236
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	12,000	12,683
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	5,875	5,812
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,795	8,753
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	6,075	6,824
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,250	1,302
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	2,200	2,288
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,000	1,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,000	1,035
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,010	1,041
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	9,139
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,908
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	2,988
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,212
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/48	7,000	7,297
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	1,000	1,106
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	895	761
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,000	6,087
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	1,006
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	6,990
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	824
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,526
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,923
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	50
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,671
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,737
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,013
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	1,009
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,500	3,132
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	14,020	14,052
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	9,850	10,691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	7,570	8,148
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,275	8,620
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,828
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,765	1,700
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	5,886
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,024
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	841
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,654
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,621
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,595
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	13,444
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	11,500	12,337
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	7,946
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	13,565	14,545
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	375	400
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	500	529
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	600	633
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	1,071
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,250	1,298
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	750	771
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,261
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,392
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	3,833
	Milford MA GO	2.250%	12/1/44	2,000	1,389
	Milford MA GO	2.125%	12/1/48	5,000	3,176
	Milford MA GO	2.500%	12/1/51	3,000	1,999
	New Bedford MA GO	4.000%	9/1/52	3,420	3,411
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	5,030
	Revere MA GO	4.000%	8/1/47	7,555	7,547
[5]	Springfield MA GO	3.000%	3/1/33	1,080	1,060
	Springfield MA GO	3.250%	3/1/47	7,795	6,549
	Springfield MA GO	3.250%	3/1/52	9,815	8,059
	Swampscott MA GO	3.000%	3/1/52	2,855	2,281
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,234
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,780
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,547
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,297
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	2,825	3,024
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	41,605	44,686
	Waltham MA GO	2.500%	10/15/50	5,000	3,441
	Weymouth MA GO	2.000%	9/15/41	1,180	824
	Weymouth MA GO	2.000%	9/15/45	3,000	1,946
	Weymouth MA GO	2.250%	9/15/50	4,420	2,787
[5]	Worcester MA GO	3.000%	2/1/36	6,795	6,436
[5]	Worcester MA GO	3.000%	2/1/37	3,690	3,426
	Worcester MA GO	2.000%	2/1/41	7,400	5,324
	Worcester MA GO	2.000%	2/1/42	7,465	5,262
					714,073
Michigan (2.4%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,920
	Ann Arbor School District GO	3.000%	5/1/33	6,150	6,032
	Ann Arbor School District GO	3.000%	5/1/35	6,525	6,185
	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,359
	Bloomfield Hills School District GO	5.000%	5/1/50	1,000	1,086
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,341
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,052
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,096
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,152
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,114
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	5,000	5,256
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	5,205
[5]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,199
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,450	1,626
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,778
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,093
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,194
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,111
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,114
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,330	7,332
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	580
[12]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,078
[12]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,056
	Lansing Community College GO	3.000%	5/1/49	3,755	2,879
[5]	Lapeer Community Schools GO	5.250%	5/1/46	4,700	5,220
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,726
	Michigan (Environmental Program) GO	4.000%	5/1/29	10,000	10,260
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	6,261
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,754
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	950
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,143
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,120
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,391
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,311
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,378
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,598
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	9,355
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/42	1,200	1,188
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	14,517
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	18,770	17,999
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,078
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,036
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/29	210	227
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.720%	12/1/39	7,500	7,502
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.770%	12/1/39	2,500	2,494
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	6,000	6,362
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	5,000	4,594
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	5,605
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/39	13,195	13,255
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,510	1,663
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,677
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	510
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,597
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,359
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,078
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,151
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/39	650	748
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/40	875	1,000
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/42	1,350	1,530
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	6,105	6,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/39	1,885	1,947
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,297
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	9,800	7,475
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	952
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,280	2,359
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	8,490	9,116
	Michigan State University College & University Revenue	5.000%	2/15/48	1,390	1,478
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,645
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,361
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,297
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,261
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	1,500	1,565
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	3,700	3,733
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/39	10,465	12,133
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	3,360	3,875
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,275	4,923
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	3,875	4,433
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	5,485	6,252
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,995	3,530
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	1,000	1,126
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,079
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	3,024
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,972
	Rochester Community School District GO	3.000%	5/1/33	1,000	957
[12]	Rockford Public Schools GO	5.000%	5/1/49	5,710	6,219
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	8,255	8,265
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,783
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	4,021
	Southfield MI GO	3.000%	5/1/33	1,000	959
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	3,923
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	2,776
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	712
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,128
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,140
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,413
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,128
[5]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	420
[5]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	353
[5]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,137
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,832
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,853
					407,231
Minnesota (1.3%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,858
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,287
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,218
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,993
	Hennepin County MN GO	5.000%	12/15/34	10,675	11,875
	Hennepin County MN GO	5.000%	12/15/37	3,865	4,238
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,543
[9]	Mankato Independent School District No. 77 GO	4.000%	2/1/41	7,200	7,296
	Metropolitan Council GO	4.000%	3/1/40	6,025	6,175
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,375	10,161
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,750
[9]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	2,000	2,246
[9]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,715	3,006
[9]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,207
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/54	11,185	12,315
	Minnesota GO	5.000%	8/1/26	3,000	3,094
	Minnesota GO	5.000%	8/1/36	4,000	4,474
	Minnesota GO	5.000%	8/1/37	6,000	6,788
	Minnesota GO	4.000%	9/1/37	11,540	12,133
	Minnesota GO	4.000%	8/1/41	2,200	2,271
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	510
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,908
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,419
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	6,906
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,075	5,953
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,225	2,382
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,084
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,750	1,920
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,045	8,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,113
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,172
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,219
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	396
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/35	500	534
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,832
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	3,000	3,260
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/38	18,785	19,669
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/42	23,050	23,494
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,117
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,350
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,923
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,876
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,067
[9]	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/43	2,345	2,351
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,239
	St. Paul Independent School District No. 625 GO	4.000%	2/1/38	1,000	1,051
	St. Paul Independent School District No. 625 Lease Revenue COP	2.000%	2/1/32	3,530	3,148
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,893
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,363
					230,160
Mississippi (0.1%)
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,049
[9]	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/44	1,600	1,791
[9]	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/53	8,450	9,204
					13,044
Missouri (1.5%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	5.000%	10/1/44	2,000	2,145
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,766
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,039
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,280
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,404
	Independence MO School District GO	3.250%	3/1/40	1,000	905
	Independence MO School District GO	3.250%	3/1/41	1,000	897
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,261
	Kansas City MO GO	4.000%	2/1/36	3,460	3,703
	Kansas City MO GO	4.000%	2/1/37	1,000	1,058
	Kansas City MO GO	4.000%	2/1/39	2,145	2,222
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,639
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,586
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	831
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,500	1,696
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	1,590	1,624
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/42	1,500	1,699
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/43	2,420	2,464
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/43	1,525	1,719
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,121
	Kansas City MO Special Obligation Revenue	5.000%	9/1/34	2,660	3,065
	Kansas City MO Special Obligation Revenue	5.000%	9/1/35	3,285	3,767
	Kansas City MO Special Obligation Revenue	5.000%	9/1/44	5,010	5,351
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,811
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,041
	Kansas City MO Water Revenue	5.000%	12/1/40	1,500	1,720
	Kansas City MO Water Revenue	5.000%	12/1/41	2,600	2,965
	Kansas City MO Water Revenue	5.000%	12/1/48	7,250	8,018
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/32	3,370	3,468
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,514
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,459
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,047
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,432
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	6,943
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,261
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,171
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,463
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/52	4,250	4,746
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,862
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,824
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,161
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,828
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,577
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	3,965	4,472
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	913
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	3,160	3,406
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	5,358
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,800	19,953
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,734
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,166
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/50	2,000	1,454
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,385	1,350
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/51	2,560	1,732
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/52	1,000	967
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	4,355	4,501
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	6,015
	Pattonville R-3 School District GO	5.250%	3/1/41	1,150	1,280
	Pattonville R-3 School District GO	5.250%	3/1/42	1,000	1,110
	Republic School District No. R-3 GO	4.000%	3/1/43	1,500	1,514
	Republic School District No. R-3 GO (City of Sherman Project)	4.000%	3/1/42	3,075	3,111
	Springfield School District No. R-12 GO	4.000%	3/1/41	3,090	3,150
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,493
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,304
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,861
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,572
[3,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,175
[3,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,254
[3,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	948
[3,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,070	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,185	1,085
[3,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	821
[5]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	9,937
[5]	St. Louis School District GO	5.000%	4/1/40	6,670	7,370
[5]	St. Louis School District GO	5.000%	4/1/41	10,100	11,140
					252,795
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	1,660	1,684
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,734
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	931
[13]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,476
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	666
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,923
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,403
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,120	1,142
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,231
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,424
	Montana State Board of Regents College & University Revenue	3.000%	11/15/43	1,020	839
					16,453
Multiple States (0.2%)
[3,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,349	8,318
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,701	3,486
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,985	4,040
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.141%	1/25/40	3,480	3,280
[8,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.548%	8/25/40	6,997	6,847
[8,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.083%	4/25/43	7,985	6,638
					32,609
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,286
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	1,924
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,305
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,260	40,429
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	17,840	17,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	2,490	2,615
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,394
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,056
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,106
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,045
[8]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.400%	7/1/35	4,415	4,345
	Gretna Public Schools GO	3.000%	12/15/46	1,000	790
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	500	544
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	446
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	389
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	205
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	128
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	101
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,082
[5]	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,975	10,841
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	14,930	16,492
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,036
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	744
					116,211
Nevada (0.6%)
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/42	8,600	8,782
	Clark County School District GO	3.000%	6/15/37	3,500	3,135
	Clark County School District GO	3.000%	6/15/39	3,575	3,095
	Clark County School District GO	3.000%	6/15/41	3,000	2,493
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	200	200
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,830
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	454
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,031
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,394
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,009
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	2,103
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,738
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,258
	Las Vegas Valley Water District GO	4.000%	6/1/39	5,035	5,205
	Las Vegas Valley Water District GO	4.000%	6/1/43	8,075	8,128
	Las Vegas Valley Water District GO	4.000%	6/1/44	9,890	9,909
	Las Vegas Valley Water District GO	4.000%	6/1/51	5,905	5,740
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,834
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,365
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,294
					96,022
New Hampshire (0.2%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	7,594	7,437
	New Hampshire Business Finance Authority	3.875%	1/20/38	7,956	7,501
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,753
	New Hampshire Business Finance Authority Resource Recovery Revenue	4.500%	10/1/33	4,230	4,517
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	516
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	504
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,196
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	9,858
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,200
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	908
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	821
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	721
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,032
					40,964
New Jersey (2.8%)
[5]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,469
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,094
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,275
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	849
	Essex County NJ GO	3.000%	8/15/35	3,000	2,937
	Essex County NJ GO	3.000%	8/15/36	3,000	2,886
	Essex County NJ GO	2.000%	9/1/46	3,900	2,531
	Essex County NJ GO	2.000%	9/1/48	3,900	2,436
	Hudson County NJ GO	3.000%	11/15/31	5,000	4,956
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,569
[5]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,364
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,888
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	17,955
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,237
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	128
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	901
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	494
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,512
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	1,863
[5]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	1,888
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	6,853
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,115
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,500	1,741
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	330	386
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,169
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,155
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,883
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	355
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,360
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,180
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	668
	New Jersey GO	2.000%	6/1/33	15,000	12,916
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	5,983
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,184
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,072
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,435	1,534
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,592
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,154
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	287
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	151
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,855	3,919
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	180
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,415	5,843
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,285	2,778
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	3,210	3,152
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,840	5,004
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue (Green Bond)	5.000%	9/1/39	765	878
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue (Green Bond)	5.000%	9/1/52	6,570	7,265
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	1,395	1,452
	New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,260	1,403
	New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/46	4,290	4,708
	New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.250%	6/15/50	4,315	4,757
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,856
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,755
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,531
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,068
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,303
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,529
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,317
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,843
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,307

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,153
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,702
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,888
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,749
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,704
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	999
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	3,149
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	2,500	2,505
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	4,063
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/30	1,000	1,096
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	3,745	4,086
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	2,310	2,511
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	4,120	4,218
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,440
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	20,333
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,350
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,353
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,394
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	5,097
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	15,300	15,183
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	4,031
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,119
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,629
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,833
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,507
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	685
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	5,551
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	8,000	4,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	12,721
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,294
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,169
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,749
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,654
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,740	6,087
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,565
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	16,812
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,250	2,411
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,030
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	33,001
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,715	8,864
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,494
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,492
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,486
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,481
					480,653
New Mexico (0.6%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,606
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,736
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,646
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,896
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	10,129
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,779
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,327
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	4,680	4,509
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	48,765
[5]	University of New Mexico College & University Revenue	5.500%	6/1/53	2,700	3,051
[3]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,576
					95,020
New York (13.8%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	1,055	372
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	1,000	1,024
[5]	Hempstead NY GO	4.000%	4/1/27	6,850	6,939
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,115
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	2,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,168
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,267
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,000	1,158
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	2,000	2,213
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	641
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	12,281
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	19,684
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,515	5,810
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/51	1,000	991
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,142
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,542
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,828
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,509
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,063
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,078
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,253
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,903
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,041
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,030
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	3,895	3,908
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	987
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,876
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,941
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,815
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	5,250	5,079
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,900	2,011
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,000	3,772
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,000	4,717
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,096
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,365	3,156
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,570
[8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.330%	3.888%	11/1/35	2,535	2,534
[5,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,245	1,245
[5,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,750	1,750
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/33	20	22
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	19,000	18,598
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	3,000	3,288
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	3,240
[5]	Nassau County NY GO	5.000%	7/1/32	2,740	2,997
	Nassau County NY GO	4.000%	4/1/53	5,000	4,915
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,479
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	3,484
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	5,710	4,221
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	2,225
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,829
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,889
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,451
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	3,933
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	10,000	10,140
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	769
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	3,000	3,014
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,595	1,603
[5]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	1,710	1,543
[5]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	1,670	1,317
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,823
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,627
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,643
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	10,000	10,748
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,655

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,336
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,341
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,400	6,838
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,324
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	13,817
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,605	5,670
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	16,185	16,359
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	15,580	13,177
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	5,025
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	19,849
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	12,500	12,615
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,712
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	7,500	7,539
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	8,010
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	17,465	18,853
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,500	3,746
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,750	1,383
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	7,685	7,609
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,809
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,920
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	25,060	24,801
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	11,305	12,266
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	13,675	13,506
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	14,600	15,892
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	20,620
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	1,915	2,164
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,712
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,458
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,545
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,352

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,500	4,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	18,203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,483
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	17,091
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	11,205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,595	1,903
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	28,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,394
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	15,000	17,385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,470	1,739
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,250	4,369
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,988
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	9,785	9,977

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,038
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,584
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	8,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	9,930	10,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,253
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	11,825	11,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	5,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	7,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	7,245	6,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,018
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	1,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	5,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,717
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	700	703
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	3,390	3,533
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	8,000	8,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	11,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,395	1,565
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	1,295	1,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	8,000	7,961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/45	5,145	5,744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	14,000	14,623
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	15,000	17,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,218
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	7,030	7,705
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	5,000	4,070
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	8,068
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/48	3,335	3,682
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/48	5,000	3,480
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,500	4,452
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	10,000	9,883
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	13,000	10,204
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,500	1,484
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	12,000	11,832
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	1,500	1,757
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	4,105	4,772
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	1,000	1,209
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,250	1,448
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,250	1,440
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,399
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,854
[3]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,465	3,466
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,615
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	13,945	10,960
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,700	4,372
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,051
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,000	2,003
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,600	9,838
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,200	9,410
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	16,120	14,632
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,320
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	9,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,895	16,063
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	5,000	3,892
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	2,575	2,047
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,250	6,170
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	7,000	5,346
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,345	11,009
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,624
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	2,960	3,057
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,680	2,577
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,480	1,451
	New York NY GO	5.000%	8/1/33	1,000	1,111
	New York NY GO	5.000%	10/1/33	1,770	1,990
	New York NY GO	5.000%	4/1/34	7,000	7,598
	New York NY GO	5.000%	12/1/34	16,310	17,172
	New York NY GO	3.000%	3/1/35	7,000	6,876
	New York NY GO	5.000%	10/1/35	5,020	5,382
	New York NY GO	5.000%	12/1/35	2,100	2,297
	New York NY GO	5.000%	3/1/36	1,200	1,372
	New York NY GO	4.000%	8/1/36	2,635	2,797
	New York NY GO	5.000%	3/1/37	3,070	3,429
	New York NY GO	5.000%	3/1/37	1,175	1,333
	New York NY GO	4.000%	8/1/37	3,000	3,149
	New York NY GO	5.000%	8/1/37	8,600	8,943
	New York NY GO	4.000%	10/1/37	5,840	6,017
	New York NY GO	5.000%	10/1/37	5,000	5,324
	New York NY GO	4.000%	3/1/38	6,950	7,227
	New York NY GO	5.000%	3/1/38	3,305	3,668
	New York NY GO	5.000%	8/1/38	6,500	6,737
	New York NY GO	5.000%	8/1/38	5,430	6,051
	New York NY GO	5.000%	8/1/38	1,000	1,160
	New York NY GO	5.000%	10/1/38	2,045	2,247
	New York NY GO	5.000%	12/1/38	14,545	15,157
	New York NY GO	4.000%	8/1/39	970	999
	New York NY GO	4.000%	8/1/39	7,950	8,216
	New York NY GO	5.000%	8/1/39	2,500	2,886
	New York NY GO	4.000%	3/1/40	2,000	2,046
	New York NY GO	4.000%	8/1/40	11,650	11,755
	New York NY GO	4.000%	8/1/40	1,795	1,834
	New York NY GO	5.000%	8/1/40	1,000	1,146
	New York NY GO	5.250%	10/1/40	2,075	2,397
	New York NY GO	5.000%	8/1/41	2,000	2,276
	New York NY GO	5.250%	10/1/41	2,345	2,692
	New York NY GO	4.000%	4/1/42	3,500	3,557
	New York NY GO	5.000%	8/1/42	1,000	1,132
	New York NY GO	5.000%	8/1/43	3,000	3,375
	New York NY GO	5.500%	5/1/44	2,930	3,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/44	6,000	6,724
	New York NY GO	4.000%	4/1/45	1,000	1,000
	New York NY GO	3.500%	4/1/46	3,110	2,828
[6]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	1,000	1,024
[5]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/63	9,200	10,175
[5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.250%	11/15/40	1,000	1,182
[5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.250%	11/15/42	1,000	1,167
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,525
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,739
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	77
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	1,700	1,560
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,074
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,466
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	11,150	13,688
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,345	13,922
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	9,000	9,536
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	6,500	7,996
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,223
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,224
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,975	2,064
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	7,330	5,854
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,548
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,475
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	10,000	10,652
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,591
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,039
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	7,753
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,693
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,575
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,079
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,972
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,381

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,911
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	5,000	5,259
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,245	12,393
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,224
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	4,126
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	4,000	3,564
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,824
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	1,120	1,142
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,394
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	9,852
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,086
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,134
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,575	2,586
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	21,600	21,691
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	6,000	6,004
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,386
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,975	5,905
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	4,035	3,986
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	11,650	11,468
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,922
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	8,012
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	5,000	4,006
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,000	3,982
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	10,000	8,816
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	40	42
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	10	11
New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	5,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,536
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	8,000	8,785
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,110	7,819
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,075	2,088
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,973
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,155
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	5,010	5,276
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.250%	10/1/50	9,200	10,113
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	6,000	6,460
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	5,652
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	185	191
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	2,500	2,501
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,536
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,439
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,079
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,461
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,338
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	23,799
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	18,818
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,123
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	3,000	3,180
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	2,000	2,103
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	5,000	5,289
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,602
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,231
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,749
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,432
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	15,000	15,050
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,191
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	5,267
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	1,790	1,790
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,210	1,359
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,005	1,123
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,560	4,548
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	1,125	874
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	4,459
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	7,124
[5]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,583
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	3,750	3,727
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	3,742
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	3,150	3,155
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	10,005
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,857
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,437
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,440
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,431
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,521
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	5,847
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,277
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	3,985	4,169
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	11,500	11,830
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	12,867
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,841
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	11,213
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,745
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	13,940	14,131
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	8,070	6,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,376
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/40	15,445	17,764
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	10,000	11,374
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	3,002
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,740	2,711
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	5,000	4,975
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	19,100	15,216
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	4,240
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,944
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,248
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,064
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,323
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,886
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,120
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	7,272
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,933
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	8,295	9,189
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	4,745	5,256
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,765	3,034
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,555	3,901
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,230
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	10,512
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,105	2,126
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,688
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,393
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	13,693
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,000	4,496
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,395	7,767
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	2,275	2,521
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,816
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,170	9,851
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	29,559
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5,500	6,315
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,920	3,455
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	1,140	1,344
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,160	4,849
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	1,500	1,188
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	1,000	997
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,656
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,481
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	17,000	16,833
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	10,000	10,991
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	2,500	2,512
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,476
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,747
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,240
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	19,525
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	2,500	2,960
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	3,555	4,175
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,410	3,980
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,000	2,590
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	1,300	1,385
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,000	2,280
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	2,360	2,683
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,925	2,029
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,085	2,373
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/53	1,100	1,242
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	4,000	3,019
[5]	Yonkers NY GO	5.000%	3/15/37	1,000	1,155
					2,374,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina (0.9%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	911
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	535
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	533
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,162
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,910
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/28	1,280	1,373
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/34	1,000	1,028
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/40	570	586
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/41	1,050	1,068
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/43	400	403
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,548
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/42	3,455	3,918
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	4,085
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,665
	Charlotte NC COP (Transit Projects)	3.000%	6/1/36	1,580	1,487
	Charlotte NC COP (Transit Projects)	3.000%	6/1/37	1,665	1,536
	Charlotte NC COP (Transit Projects)	3.000%	6/1/38	3,505	3,237
	Charlotte NC GO	2.000%	6/1/40	1,875	1,350
	Charlotte NC GO	2.000%	6/1/41	1,625	1,145
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	10,069
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,670
[9]	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,385	3,536
	Henderson County NC Intergovernmental Agreement Revenue	4.000%	6/1/35	810	862
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	446
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	719
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	552
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/48	2,450	2,687
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/52	2,500	2,723
	North Carolina Appropriations Revenue	5.000%	5/1/29	1,875	2,014
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,427
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,485
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,099
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,595
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,270
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,200	1,196
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,715	2,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,990	5,347
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,735	4,551
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,698
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,174
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,295
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	7,000	6,157
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/48	3,000	2,453
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,431
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,418
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	863
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,123
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,119
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	8,158
[5]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	10,101
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,285
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/41	750	779
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/42	625	646
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,375
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,810
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,561
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,918
					152,775
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	991
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,120	1,053
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	6,186
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,621
[5]	University of North Dakota COP	4.000%	6/1/51	2,600	2,447
[5]	University of North Dakota COP	2.500%	6/1/54	5,000	3,178
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	3,364
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,263
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,338
					30,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio (2.5%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,289
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,799
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,671
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	2,745
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	9,000	10,324
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	5,500	6,241
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,055
	Athens City School District GO	3.250%	12/1/48	2,775	2,210
	Beachwood City School District GO	5.000%	12/1/48	7,650	8,256
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,218
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,079
[1]	Brunswick City School District GO	5.250%	12/1/53	4,200	4,543
[1]	Brunswick City School District GO	5.500%	12/1/60	4,305	4,704
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,082
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,511
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	18,130	13,755
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	15,290	14,123
	Cleveland OH GO	5.000%	12/1/51	2,000	2,146
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	454
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	705
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	548
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	468
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	737
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,531
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,710
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,673
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,649
	Columbus City School District GO	5.000%	12/1/42	8,000	8,282
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,059
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	9,882
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,000	8,126
	Franklin City School District GO	3.000%	11/1/57	5,205	3,776
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,243
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,525	11,145
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	4,500	4,362
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	4.300%	2/1/24	7,500	7,502

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,819
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	977
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	955
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	1,140	944
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	556
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	334
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,751
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,086
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,617
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	885
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,918
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,020
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,122
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,110
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,604
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,750	5,855
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,563
Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,477
Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,789
Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	10,400	9,845
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,008
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	768
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	178
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	406
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	187
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	205
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	7,100
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,540	1,122
North Royalton City School District GO	4.000%	12/1/32	600	607
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,422
Ohio Department of Administrative Services COP	5.000%	9/1/28	500	551

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Department of Administrative Services COP	5.000%	3/1/29	300	334
Ohio Department of Administrative Services COP	5.000%	9/1/29	500	562
Ohio Department of Administrative Services COP	5.000%	3/1/30	350	398
Ohio GO	5.000%	2/1/32	5,000	5,208
Ohio GO	5.000%	2/1/34	3,540	3,686
Ohio GO	5.000%	2/1/36	9,885	10,269
Ohio GO	5.000%	3/1/39	10,000	10,448
Ohio GO	3.000%	6/15/39	2,500	2,238
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	1,004
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,455	1,453
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,401
Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,502
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,651
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/45	1,485	1,479
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	2,500	1,869
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	3,000	3,261
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	1,840	1,752
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	3,625	3,189
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	3,160	3,150
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,351
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	12,240	11,983
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	6,410	7,075
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,218
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	819
Ohio State University College & University Revenue	4.000%	12/1/39	4,270	4,428
Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,200
Ohio State University College & University Revenue	3.000%	12/1/44	3,750	3,099
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	7,940
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	20,506
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/43	1,385	1,456
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,837
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	10,000	10,728
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,000	1,111
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	12,265	13,249
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,318
	Ohio Water Development Authority Water Revenue	5.000%	12/1/39	3,000	3,511
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	1,100	1,162
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	1,615	1,722
	Union County OH GO	5.000%	12/1/47	2,500	2,597
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,069
	Wickliffe City School District GO	3.250%	12/1/56	10,355	7,625
	Worthington City School District GO	5.000%	12/1/48	5,000	5,509
	Worthington City School District GO	5.500%	12/1/54	4,000	4,536
					431,588
Oklahoma (0.6%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,836
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,089
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,590	9,509
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	5,525	5,561
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,062
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	690
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	1,008
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	624
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	512
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	387
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	809
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	427
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	421
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,084
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	35,195	39,185
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/43	2,195	2,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	847
	Oklahoma Water Resources Board Water Revenue	4.000%	4/1/48	10,230	10,139
	Oklahoma Water Resources Board Water Revenue	4.125%	4/1/53	3,420	3,382
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,826
					100,838
Oregon (1.9%)
	Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis GO	5.000%	6/15/34	2,920	3,174
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,464
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,683
	Deschutes County Administrative School District No. 1 Bend-La Pine GO	4.000%	6/15/45	5,000	5,027
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,011
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	611
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,009
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	435
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	818
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	5,000	3,535
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	5,000	3,412
	Lane County School District No. 4J Eugene GO	5.000%	6/15/27	1,450	1,563
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	831
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,819
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,750	7,320
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,168
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,288
	Multnomah County School District No. 40 GO	5.500%	6/15/53	13,715	15,669
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	2,320	2,661
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,177
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	7,500	7,842
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,202
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/47	3,500	3,964
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/38	1,840	2,139
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/39	5,000	5,784
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,000	5,746

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon GO	5.000%	5/1/32	3,010	3,146
Oregon GO	5.000%	5/1/33	280	308
Oregon GO	5.000%	6/1/33	390	429
Oregon GO	5.000%	5/1/34	1,280	1,405
Oregon GO	5.000%	6/1/34	500	549
Oregon GO	5.000%	5/1/35	2,285	2,567
Oregon GO	5.000%	6/1/35	500	548
Oregon GO	5.000%	5/1/36	1,000	1,089
Oregon GO	5.000%	6/1/36	685	747
Oregon GO	5.000%	5/1/37	700	758
Oregon GO	5.000%	6/1/37	1,560	1,691
Oregon GO	5.000%	5/1/38	650	701
Oregon GO	5.000%	5/1/39	4,445	4,595
Oregon GO	5.000%	6/1/40	2,045	2,360
Oregon GO	5.000%	6/1/41	1,910	2,193
Oregon GO	2.600%	12/1/42	1,455	1,158
Oregon GO	5.000%	12/1/52	2,825	2,915
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,075	1,155
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/28	1,060	1,165
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/37	1,500	1,735
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/39	1,135	1,317
Oregon GO (Article XI-Q State Projects)	5.000%	5/1/40	3,095	3,568
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,578
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,206
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,598
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,590
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.250%	7/1/41	2,000	1,493
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,205	3,234
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,280	3,271
Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	1,870	1,898
Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	1,730
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,432
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,714
Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,516
Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,754
Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,277
Oregon State Lottery Revenue	5.000%	4/1/41	6,680	7,511
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,445
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,405	1,177
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	9,785
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,892
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,632
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,735
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,768
	Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	2,001
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,371
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,645	1,719
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	1,000	910
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	8,101
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,514
	Tualatin Valley Water District Water Revenue	5.000%	6/1/53	21,880	24,038
	University of Oregon College & University Revenue	5.000%	4/1/50	31,425	33,413
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	28,370	24,442
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,109
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,483
	Yamhill County or College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,891
					331,846
Pennsylvania (4.9%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	5,960	6,368
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,997
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,402
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	300	301
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,765
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,551
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,625	5,770
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,077
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,558
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,132
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,561
[5]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	11,500	8,577
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,500	1,124
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,256
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,000	2,785
[5]	Central Bucks School District GO	3.000%	6/1/40	2,415	2,087
[5]	Central Bucks School District GO	3.000%	6/1/44	2,305	1,888
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	15,210	15,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,590
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,835
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,520
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,140
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,074
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
[5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,644
[5]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,236
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,442
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,381
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	13,295	13,777
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	15,000	15,282
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,944
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,010
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	9,104
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,867
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,411
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	3,037
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	847
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	944
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,693
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,050
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	240	267
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,135	1,984
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	4,506
[5]	Ellwood City Area School District GO	4.000%	11/15/40	810	813
[1]	Fairview School District GO	3.000%	9/15/39	1,000	874
[1]	Fairview School District GO	3.000%	9/15/40	1,000	855
[1]	Fairview School District GO	3.000%	9/15/41	1,000	860
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,291
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	848
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,195
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,027
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,787
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,207
[5]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,667
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,121
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	9,485	9,854
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,093
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,406
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	8,062
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,107
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,053
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,342
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,440
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,551
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,118
[5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	1,765	1,674
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	25,330	26,555
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,614
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,359
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,857
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,096
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	705	724
[13]	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	2,980	3,043
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,539
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	4,584
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	3,699
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	11,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	795
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,495
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,592
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	463
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	6,375	6,389
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,953
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,229
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	840	827
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	545	524
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	1,500	1,461
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,250	6,863
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,820
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,594
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,755
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,284
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,079
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,203
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,657
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,216
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,116
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	14,250	13,845
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,920	3,015
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	3,000	3,179
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,140	5,637
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,032
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,204
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	4,097
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	8,345	9,472
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	7,895
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,074
[5]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	13,620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,216
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,940
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,729
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,125	1,328
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,374
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,858
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	15,634
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	4,014
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,221
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	15,224
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,819
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,471
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	12,662
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,985	3,250
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,005	4,567
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,135	3,553
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,765
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,741
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,304
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,225	2,509
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	5,000	5,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,500	1,709
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,977
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,250	2,522
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,500	5,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,672
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,000	4,466
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,439
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,376
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,580	4,520
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,170
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,392
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,374
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	10,899
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	3,992
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,104
[6]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,542
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,360
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,250	6,575
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	986
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,423
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,075
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,845
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,177
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,211
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,785
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,659
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,674
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,686
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,208
[5]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,297
[5]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,205
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,700	1,642
	Philadelphia IDA College & University Revenue	5.000%	11/1/34	5,250	5,708
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,262
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	1,200	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,715	3,997
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	12,010	12,945
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,886
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,888
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	9,963
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,136
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,400	4,960
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,424
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,425
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,905	5,491
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,298
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	10,577
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	5,654
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,193
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,126
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	5,030
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,334
	School District of Philadelphia GO	5.250%	9/1/37	1,955	2,247
	School District of Philadelphia GO	5.250%	9/1/37	1,100	1,264
	School District of Philadelphia GO	4.000%	9/1/38	5,000	5,095
	School District of Philadelphia GO	5.250%	9/1/38	580	662
	School District of Philadelphia GO	5.250%	9/1/38	1,000	1,141
	School District of Philadelphia GO	5.250%	9/1/41	14,100	15,902
	School District of Philadelphia GO	5.250%	9/1/41	2,410	2,718
	School District of Philadelphia GO	5.250%	9/1/43	7,600	8,518
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,915
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	3,000	2,832
	Spring Township PA GO	3.000%	11/15/33	1,020	981
	Spring Township PA GO	3.000%	11/15/34	1,050	999
	Spring Township PA GO	3.000%	11/15/35	1,085	1,028
	Spring Township PA GO	3.000%	11/15/36	1,115	1,034
[5]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,766
[5]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	826
[5]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	223
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	5,000	5,579
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,500	1,320
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,821
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,478
	York County PA GO	4.000%	3/1/35	3,000	3,116
					848,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	624	613
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,678	3,737
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,158	8,614
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	17,710	19,178
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	25,344	28,233
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	20,076	12,767
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	27,884	27,052
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	7,496	7,151
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	2,210	2,072
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	3,320	2,945
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,065	1,095
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,250	1,286
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,000	8,247
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,045	2,117
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	5,070	5,267
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,710	1,746
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,040	1,847
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	182
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	236
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	39
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	127

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	37
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	251	247
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,282	6,401
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,144	9,056
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	811
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	3,080	2,305
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	5,272	3,615
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	47,691	47,393
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,152	4,126
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	16,717	5,194
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,750	2,694
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	10,144	9,932
				226,579
Rhode Island (0.1%)
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	722
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	882
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	904
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	946
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,471
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,626
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	2,175	2,178
				13,729
South Carolina (1.4%)
Aiken County SC Consolidated School District GO	4.000%	4/1/37	1,580	1,631
Charleston County SC GO	4.000%	11/1/30	5,715	5,921
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	758
Columbia SC Waterworks & Sewer System Water Revenue	5.250%	2/1/53	3,050	3,414
Dorchester County SC Special Assessment Revenue	5.250%	10/1/43	1,590	1,581
Dorchester County SC Special Assessment Revenue	5.500%	10/1/51	2,115	2,097
Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,194
Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	855
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/38	1,250	1,392
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/40	1,330	1,462
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,000	1,096
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/43	1,500	1,633
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,072
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,585
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,207
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,227
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	13,010	14,081
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	2,260	2,435
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	2,250	2,199
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,322
[9]	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/41	1,310	1,472
[9]	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/42	1,250	1,397
[9]	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,000	1,006
[9]	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/44	1,500	1,504
[9]	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/49	4,250	4,200
[9]	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/54	4,000	4,325
[9]	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	10,430	10,324
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/30	1,500	1,531
	South Carolina GO	5.000%	4/1/34	470	549
	South Carolina GO	5.000%	4/1/34	380	443
	South Carolina GO	5.000%	4/1/35	270	314
	South Carolina GO	5.000%	4/1/35	400	465
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,107
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,235	3,257
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/43	2,500	2,511
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,549

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	7,660
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	5,000	5,403
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/47	12,600	12,871
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	19,425	18,947
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,196
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,928
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,691
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	3,001
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,331
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	3,212
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,635
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,969
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	11,361
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,459
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,790
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,630	3,546
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/52	7,925	7,896
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,179
South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/40	1,545	1,629
Spartanburg County School District No. 5 GO	4.000%	3/1/44	2,080	2,117
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,303
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,823
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,003
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,183
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,285
University of South Carolina College & University Revenue	5.000%	5/1/34	865	920
University of South Carolina College & University Revenue	5.000%	5/1/37	450	508
University of South Carolina College & University Revenue	5.000%	5/1/38	1,415	1,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,510
					241,809
South Dakota (0.2%)
	Clay County SD GO	5.000%	12/1/52	1,945	2,066
	Lincoln County SD College & University Revenue	4.000%	8/1/51	2,775	2,364
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,936
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,725	15,088
					29,454
Tennessee (1.3%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,645
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,005
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	990
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	2,120	2,034
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	2,000	2,051
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	145	159
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,450	2,489
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	4,239
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,359
	Knox County TN GO	3.000%	6/1/40	3,730	3,309
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/46	1,175	1,169
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/52	1,850	1,824
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/53	9,845	10,815
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/40	725	797
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/41	1,000	1,095
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/42	1,315	1,434
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	1,623
[9]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/41	2,000	2,310
[9]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	2,000	2,274
[9]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	10,000	11,380
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,291
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	3,350	3,621
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,552
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	4,555	4,712
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	2,475	2,515
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,430
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,786
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,445
	Shelby County TN GO	3.125%	4/1/33	1,465	1,447
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	41,215	41,528
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	12,290	12,313
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,667
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,228
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,218
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	20,274
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	11,475	11,926
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	1,725	1,727
	Tennessee GO, Prere.	5.000%	9/1/24	700	708
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,386
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	1/1/50	2,105	2,085
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	3,150	3,113
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,795	5,135
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	3,950	3,840
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	4,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,262
	Washington County TN GO	4.000%	6/1/29	3,260	3,336
					216,526
Texas (10.2%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,900
[15]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,633
	Anna TX GO	4.250%	2/15/47	1,100	1,106
[15]	Argyle Independent School District GO	4.000%	8/15/53	1,000	995
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,629
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,618
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,289
[15]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,222
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,409
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	674
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,036
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	502
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	839
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	570
[15]	Austin Independent School District GO	5.000%	8/1/32	5,370	5,844
	Austin Independent School District GO, Prere.	5.000%	8/1/25	1,425	1,469
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	1,760	1,898
	Austin TX GO	5.000%	9/1/26	1,300	1,376
	Austin TX GO	5.000%	9/1/38	2,000	2,230
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	3,900	4,474
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,558
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	5,360	5,805
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	6,720	7,161
[15]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,618
[15]	Belton Independent School District GO	4.000%	2/15/40	645	658
[15]	Belton Independent School District GO	4.000%	2/15/41	1,000	1,014
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	2,042
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	1,000	1,121
[15]	Bonham Independent School District GO	4.000%	2/15/46	6,325	6,390
[15]	Bonham Independent School District GO	4.000%	2/15/53	2,500	2,500
[15]	Brownwood Independent School District GO	5.000%	2/15/37	1,000	1,152
[15]	Brownwood Independent School District GO	5.000%	2/15/38	1,300	1,476
[15]	Brownwood Independent School District GO	5.000%	2/15/39	2,100	2,372
[15]	Bullard Independent School District GO	4.000%	2/15/35	1,000	1,064
[15]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,146
[15]	Bullard Independent School District GO	4.000%	2/15/42	1,240	1,249
[15]	Bullard Independent School District GO	5.000%	2/15/47	4,450	4,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Calallen Independent School District GO	5.000%	2/15/42	500	562
[15]	Calallen Independent School District GO	5.000%	2/15/48	3,000	3,301
[15]	Calallen Independent School District GO	5.000%	2/15/53	1,000	1,087
[9,15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	2,215	2,513
[9,15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/42	1,900	2,145
[9,15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/43	4,095	4,596
[9,15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/44	2,500	2,795
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	10,000	11,004
[15]	Celina Independent School District GO	5.000%	2/15/40	1,055	1,196
[15]	Celina Independent School District GO	5.000%	2/15/41	1,100	1,244
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,741
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,345	1,405
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,216
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,919
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,963
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,984
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,571
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,165
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,721
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	12,878
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	514
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	44
	Chambers County TX GO	4.000%	3/1/47	1,080	1,070
[15]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,062
[15]	Comal Independent School District GO	3.000%	2/1/41	3,720	3,224
[15]	Community TX Independent School District GO	4.000%	2/15/46	4,600	4,587
[15]	Community TX Independent School District GO	5.000%	2/15/53	7,500	8,154
[9,15]	Conroe Independent School District GO	5.000%	2/15/49	13,500	14,953
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	652
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	674
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	630
[15]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,510
[15]	Crowley Independent School District GO	5.250%	2/1/53	10,000	11,130
[15]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	2,000	1,971
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	893
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/45	4,920	5,324
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	8,290	8,989
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,313
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,362
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,756
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,276
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	3,000	3,447
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,035	3,469
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	3,825	4,353
[9,15]	Dallas Independent School District GO	5.000%	2/15/42	7,250	8,175
[9,15]	Dallas Independent School District GO	5.000%	2/15/43	5,000	5,611
[9,15]	Dallas Independent School District GO	5.000%	2/15/44	3,250	3,634
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,344
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,388
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	4,360	4,494
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	5,000	5,120
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/42	4,455	4,538
[15]	Deer Park TX Independent School District GO	5.000%	8/15/47	5,000	5,493
[15]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,704
[15]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,570
[15]	Del Valle Independent School District TX GO	4.000%	6/15/47	4,090	4,053
[15]	Denison Independent School District GO	4.000%	8/1/53	11,000	10,763
[15]	Denton Independent School District GO	5.000%	8/15/53	60,850	66,708
	Denton TX GO	4.000%	2/15/42	1,410	1,444
	Denton TX GO	4.000%	2/15/46	5,840	5,880
	Denton TX GO	4.000%	2/15/49	7,835	7,814
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/39	550	630
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/40	850	969
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/41	650	737
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/42	1,000	1,129
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/43	1,145	1,284
[5]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,258
[15]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,543
	El Paso TX GO	3.000%	8/15/39	1,270	1,105
	El Paso TX GO	4.000%	8/15/39	1,370	1,397
	El Paso TX GO	3.000%	8/15/40	840	715
	El Paso TX GO	3.000%	8/15/40	1,000	851
	El Paso TX GO	3.000%	8/15/40	1,375	1,170
	El Paso TX GO	4.000%	8/15/40	635	644
	El Paso TX GO	3.000%	8/15/41	905	757
	El Paso TX GO	3.000%	8/15/41	1,200	1,004
	El Paso TX GO	3.000%	8/15/41	1,500	1,255
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,193
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,778
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	5,000	5,372
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,657
[15]	Forney Independent School District GO	3.000%	2/15/37	2,000	1,853
	Forney Independent School District GO	0.000%	8/15/39	1,000	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Forney Independent School District GO	0.000%	8/15/39	1,000	515
[1]	Forney Independent School District GO	0.000%	8/15/40	1,000	487
[15]	Forney Independent School District GO	5.000%	8/15/40	865	971
[15]	Forney Independent School District GO	4.000%	8/15/41	1,040	1,053
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,876
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	1,981
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,159
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	3,715	2,784
[15]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,960	1,949
[15]	Fort Worth Independent School District GO	4.000%	2/15/48	4,435	4,385
	Fort Worth TX GO	5.000%	3/1/28	2,000	2,083
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,379
[15]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,691
[15]	Garland Independent School District GO	5.000%	2/15/39	4,400	5,055
[15]	Garland Independent School District GO	4.000%	2/15/41	1,235	1,252
[5]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/48	1,450	1,472
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/48	960	1,050
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/53	1,525	1,656
[15]	Goliad Independent School District GO	5.000%	2/15/38	2,150	2,444
[15]	Goliad Independent School District GO	5.000%	2/15/39	2,270	2,564
[15]	Goliad Independent School District GO	5.000%	2/15/40	2,375	2,665
[15]	Goliad Independent School District GO	5.000%	2/15/41	2,490	2,782
[15]	Goliad Independent School District GO	5.000%	2/15/42	2,360	2,625
[15]	Goliad Independent School District GO	5.000%	2/15/43	2,735	3,035
[15]	Goliad Independent School District GO	4.000%	2/15/48	15,505	15,331
[15]	Goliad Independent School District GO	4.000%	2/15/53	11,315	10,959
[15]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/41	1,450	1,630
	Grand Parkway Transportation Corp. Highway Revenue Tolls	5.500%	10/1/35	21,500	23,899
	Grand Parkway Transportation Corp. Highway Revenue Tolls	5.500%	10/1/36	8,585	9,499
	Grand Parkway Transportation Corp. Highway Revenue Tolls	4.000%	10/1/39	1,500	1,531
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	4,160	4,448
[15]	Granger Independent School District GO	5.000%	2/15/52	6,575	6,987
[9]	Harris County Cultural Education Facilities Finance Corp. College & University Revenue	5.000%	5/15/29	2,500	2,756
[12]	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	12,910	13,143
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,000	1,053
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/41	2,895	2,859
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/43	1,000	970
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	120
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,520	2,587
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,022
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,529
	Harris County TX Highway Revenue	5.000%	8/15/30	665	696
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,192
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	5,000	5,396
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,178
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,479
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,816
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	1,054
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,305
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,195	2,243
	Hays County TX GO	4.000%	2/15/31	2,265	2,296
	Hays County TX GO	4.000%	2/15/32	3,135	3,224
	Hays County TX GO	4.000%	2/15/32	3,820	3,868
	Hays County TX GO	4.000%	2/15/33	865	888
	Hays County TX GO	4.000%	2/15/33	3,320	3,410
	Hays County TX GO	5.000%	2/15/42	4,000	4,136
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,083
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,074
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,046
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,370	2,233
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,842
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	927
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	920
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	958
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	948
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	900
	Hidalgo County TX GO	4.000%	8/15/43	5,000	4,965
[15]	Highland Park Independent School District/Potter County GO	5.250%	2/15/40	2,190	2,518
[5]	Horizon Regional Municipal Utility District GO	4.125%	2/1/48	375	360
[5]	Horizon Regional Municipal Utility District GO	4.125%	2/1/49	5,610	5,365
[5]	Horizon Regional Municipal Utility District GO	4.125%	2/1/50	4,785	4,545
[5]	Horizon Regional Municipal Utility District GO	4.125%	2/1/51	3,315	3,139
	Houston Community College System GO	5.000%	2/15/35	3,000	3,325
	Houston Community College System GO	4.000%	2/15/36	8,500	8,709
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,700	1,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	1,250	1,343
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,431
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	27,100	28,385
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,129
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,185
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,238
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/45	2,335	2,541
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,837
	Houston TX GO	5.000%	3/1/27	1,250	1,297
	Houston TX GO	4.000%	3/1/34	590	632
	Houston TX GO	4.000%	3/1/35	675	719
	Houston TX GO	3.000%	3/1/36	1,030	944
	Houston TX GO	5.250%	3/1/42	1,925	2,191
[15]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,378
[15]	Huntsville Independent School District GO	5.000%	2/15/35	1,405	1,618
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/47	1,800	1,471
[15]	Hutto Independent School District GO	5.000%	8/1/48	1,215	1,340
[15]	Hutto Independent School District GO	5.000%	8/1/53	1,405	1,537
[15]	Jarrell Independent School District GO	5.000%	2/15/53	10,000	10,789
[15]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,976
[15]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,888
[15]	Katy Independent School District GO	3.000%	2/15/35	7,185	7,038
[15]	Katy Independent School District GO	5.000%	2/15/38	965	1,095
[15]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,271
[15]	Katy Independent School District GO	5.000%	2/15/48	5,280	5,760
[9,15]	Krum Independent School District GO	5.000%	8/15/40	3,265	3,721
[9,15]	Krum Independent School District GO	5.000%	8/15/41	3,430	3,883
[9,15]	Krum Independent School District GO	5.000%	8/15/42	3,600	4,042
[9,15]	Krum Independent School District GO	5.000%	8/15/43	3,580	4,000
	Laguna-Madre Water District GO	4.000%	3/1/52	4,670	4,401
[15]	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,033
[15]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,049
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,099
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	4,000	4,032
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	6,876
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,955	11,886
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,823
	Laredo College District GO, Prere.	5.000%	8/1/24	2,030	2,049
	Laredo College District GO, Prere.	5.000%	8/1/24	1,500	1,514
[15]	Leander Independent School District GO	4.000%	2/15/39	2,500	2,576
[15]	Leander Independent School District GO	4.000%	2/15/40	2,500	2,549
[15]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,120
[15]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,507
[15]	Leander Independent School District GO	5.000%	8/15/47	10,495	11,424
[1]	Leander Independent School District GO	4.000%	2/15/49	2,255	2,153
[1]	Leander Independent School District GO	4.125%	2/15/53	1,340	1,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,15]	Lewisville Independent School District GO	5.000%	8/15/44	4,000	4,498
[15]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,539
[15]	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	1,051
[15]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,472
[15]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,779
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,133
	Lone Star College System GO	4.000%	2/15/29	1,150	1,157
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	5,193
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,679
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,758
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,812
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	2,810	2,989
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,500	1,646
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,000	1,114
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,040	1,136
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	3,000	3,323
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,449
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,400	1,596
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,629
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	2,000	2,202
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	6,000	6,692
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,696
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,500	1,622
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,720	2,980
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,430
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	1,000	1,076
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	3,000	3,266
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	3,920	4,251
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	1,500	1,602
[5]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	8,020	8,878
	Lubbock TX GO	4.000%	2/15/30	1,250	1,270
[15]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,100
	McKinney TX GO	5.000%	8/15/41	2,140	2,420
	McKinney TX GO	5.000%	8/15/42	2,345	2,640
	McKinney TX GO	4.000%	8/15/43	1,615	1,630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	728
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	704
[15]	Medina Valley Independent School District GO	4.000%	2/15/53	14,750	14,310
[15]	Midlothian Independent School District GO	3.000%	2/15/45	6,220	5,134
	Missouri City TX GO	4.000%	6/15/32	1,125	1,146
[15]	New Caney Independent School District GO	5.000%	2/15/37	625	731
[15]	New Caney Independent School District GO	5.000%	2/15/38	750	864
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,758
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,451
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,910
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,669
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,413
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,300
[5]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,699
[5]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,008
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	2,005
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,693
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	7,689
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	7,681
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	755	886
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	410	479
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	375	434
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	730	839
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	8,876
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,335	1,404
[15]	Northside Independent School District GO	5.000%	8/1/38	1,500	1,712
[15]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,137
[15]	Northside Independent School District GO	5.000%	8/1/40	1,000	1,131
[15]	Northwest Independent School District	5.000%	2/15/40	1,890	2,145
[15]	Northwest Independent School District	5.000%	2/15/41	2,740	3,094
[15]	Northwest Independent School District GO	4.000%	2/15/42	6,135	6,252
[15]	Northwest Independent School District GO	4.000%	2/15/43	6,525	6,625
[15]	Northwest Independent School District GO	5.000%	2/15/48	4,560	4,978
[15]	Paradise Independent School District GO	4.000%	8/15/38	1,380	1,439
	Pasadena TX GO	4.000%	2/15/32	1,500	1,509
[15]	Pearland Independent School District GO	5.000%	2/15/42	3,000	3,217
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,000	1,074
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	5,470	6,262
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,155	3,596
	Pflugerville Independent School District GO	4.000%	2/15/45	10,000	10,094
	Pflugerville Independent School District GO	5.000%	2/15/48	12,880	13,634
[15]	Ponder Independent School District GO	4.000%	2/15/37	1,935	2,019
[15]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,031
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	9,425	10,386
[15]	Prosper Independent School District GO	5.000%	2/15/44	5,475	5,784
[15]	Prosper Independent School District GO	4.000%	2/15/53	10,500	10,204
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,010	1,026
[15]	Quinlan Independent School District GO	5.000%	8/15/39	590	673
[15]	Quinlan Independent School District GO	5.000%	8/15/40	725	823
[15]	Richardson Independent School District GO	3.000%	2/15/36	1,000	975
[15]	Rockwall Independent School District GO	4.000%	2/15/53	28,435	27,773
[5]	Royse City TX GO	4.000%	8/15/40	2,630	2,721
[9,15]	Salado Independent School GO	5.000%	2/15/40	3,265	3,700
[9,15]	Salado Independent School GO	5.000%	2/15/41	3,330	3,749
[9,15]	Salado Independent School GO	5.000%	2/15/42	3,705	4,145
[9,15]	Salado Independent School GO	5.000%	2/15/43	1,865	2,081
[9,15]	Salado Independent School GO	5.000%	2/15/44	1,400	1,557
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,500	2,511
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,327
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,937
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,198
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,500	2,862
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,694
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,352
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,173
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/42	3,890	3,955
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	3,270	3,310
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	8,900	9,541
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,565	2,578
	San Antonio TX GO	4.000%	8/1/35	1,190	1,272
	San Antonio TX GO	4.000%	2/1/39	6,005	6,235
	San Antonio TX GO	4.000%	2/1/40	3,280	3,371
	San Antonio TX GO	4.000%	2/1/41	3,300	3,377
	San Antonio TX GO	4.000%	2/1/42	2,500	2,547
	San Antonio TX GO	4.000%	2/1/43	2,500	2,539
[15]	San Antonio TX Independent School District GO	4.000%	8/15/37	1,975	2,042
[15]	San Antonio TX Independent School District GO	5.000%	8/15/39	3,500	3,982
[15]	San Antonio TX Independent School District GO	5.000%	8/15/52	4,900	5,326
	San Antonio Water System Water Revenue	4.000%	5/15/41	1,305	1,328
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,900
	San Antonio Water System Water Revenue	4.000%	5/15/51	2,000	1,964
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,204
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,070
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/40	4,705	5,352
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/42	3,825	4,310
[15]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	4,490	5,088
[1]	Sands Consolidated Independent School District GO	4.000%	2/15/48	2,450	2,386
[15]	Sherman TX Independent School District GO	5.000%	2/15/42	4,180	4,720
[15]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/48	2,000	2,204
[15]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,810	1,756
	South Manvel Development Authority Tax Allocation Revenue	5.000%	4/1/43	500	488
	South Manvel Development Authority Tax Allocation Revenue	5.250%	4/1/50	1,000	989
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/38	1,000	1,142
[15]	Southwest Independent School District GO	3.000%	2/1/40	2,395	2,102
[15]	Spring Branch Independent School District GO	4.000%	2/1/41	3,150	3,194
	Spring Independent School District GO	4.000%	8/15/41	5,000	5,059
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,649
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,812
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,186
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,800	2,757
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,318
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	10,000	10,544
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,750	1,620
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,329
	Taylor TX GO	4.125%	8/15/49	1,515	1,512
	Taylor TX GO	4.125%	8/15/50	1,615	1,597
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	6,751
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,825
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,544
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	510	531
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	142
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,858
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,055	3,198
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	3,515	3,705
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	10,310	10,912
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	2,650	2,821
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,795	5,132
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	30,500	32,788
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	10,465	11,707
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,020
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	510
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,103
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,028
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,750
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	6,269
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,014
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	6,450
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,012
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,603
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	3,033
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,011
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,010
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,196
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	3,050	3,062
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	1,007
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,517
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	3,225	3,225
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	3,008
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/38	500	555
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/42	500	545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,500	2,557
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,204
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,880
	Texas Water Development Board Water Revenue	5.000%	4/15/28	3,305	3,566
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	7,318
	Texas Water Development Board Water Revenue	4.000%	10/15/34	11,590	12,098
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	6,358
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,756
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	4,110
	Texas Water Development Board Water Revenue	5.000%	8/1/41	10,735	12,256
	Texas Water Development Board Water Revenue	5.000%	10/15/58	2,500	2,732
[15]	Tomball Independent School District GO	3.875%	2/15/43	4,810	4,702
	Travis County TX GO	3.000%	3/1/40	1,000	845
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/41	700	784
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/43	825	919
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/53	4,365	4,713
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,428
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,613
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,660
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	10,213
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	6,997
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,255
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,050
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	1,980	2,410
	University of Texas System Regents College & University Revenue	5.000%	8/15/49	22,740	27,661
	University of Texas System Regents College & University Revenue	5.000%	8/15/50	8,250	10,048
[15]	Van Alstyne Independent School District GO	5.000%	2/15/47	3,100	3,405
[15]	Van Alstyne Independent School District GO	4.000%	2/15/48	1,580	1,557
[15]	Waco Independent School District GO	4.000%	8/15/41	3,195	3,242
[15]	Waco Independent School District GO	4.000%	8/15/42	2,825	2,858
	Waco TX GO	4.000%	2/1/40	7,930	8,131
	Waco TX GO	4.000%	2/1/41	8,260	8,408
	Waco TX GO	4.000%	2/1/48	5,120	5,087
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	4,363
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,880
[1]	Waller Consolidated Independent School District GO	4.000%	2/15/53	2,000	1,947
[15]	Waxahachie Independent School District GO	5.000%	2/15/37	400	470
[15]	Waxahachie Independent School District GO	5.000%	2/15/38	1,000	1,160
[15]	Waxahachie Independent School District GO	5.000%	2/15/39	1,390	1,604
[15]	Waxahachie Independent School District GO	5.000%	2/15/40	1,400	1,605
[15]	Waxahachie Independent School District GO	5.000%	2/15/41	1,520	1,732
[15]	Wichita Falls Independent School District GO	3.000%	2/1/40	3,000	2,633
[9,15]	Wylie Taylor County Independent School District GO	5.000%	2/15/41	2,945	3,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,15]	Wylie Taylor County Independent School District GO	5.000%	2/15/43	2,350	2,621
[9,15]	Wylie Taylor County Independent School District GO	5.000%	2/15/49	15,000	16,353
					1,744,438
Utah (1.6%)
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,193
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,240
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	656
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,330
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,733
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,890
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	5,000	5,000
	Davis School District GO	5.000%	6/1/27	2,055	2,213
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,881
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	4,005	4,551
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	10,900	12,321
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	5,905	6,644
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	3,390	3,789
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	9,500	10,560
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,512
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	5,000	5,543
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	13,675	15,485
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/46	1,075	1,073
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/54	11,000	11,888
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,684
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/53	3,315	3,584
	Ogden City Redevelopment Agency Sales Tax Revenue	5.250%	1/15/58	3,330	3,655
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,441
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	6,197
	Salt Lake City Corp. GO	3.000%	6/15/41	1,185	1,046
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,519
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,682
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,947
	University of Utah College & University Revenue	5.000%	8/1/29	2,000	2,110
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,216
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,033
	University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,133
	University of Utah College & University Revenue	5.250%	8/1/48	2,405	2,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah College & University Revenue	5.250%	8/1/53	5,610	6,293
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/37	1,910	1,999
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/39	4,000	4,127
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/40	3,000	3,076
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/41	5,000	5,102
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/42	3,000	3,053
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/43	5,585	5,668
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	4,970	4,933
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	746
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	1,475	1,607
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,182
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	652
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,224
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,975
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,000	996
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	8,500	9,126
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/50	5,795	4,441
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	4,950	5,206
	Utah GO	5.000%	7/1/26	5,000	5,269
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	3,300	3,650
[13]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,750
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,347
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/42	7,195	8,212
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	16,472
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,356
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,612
					282,551
Vermont (0.2%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,346
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	3,500	3,881
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,564
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/52	5,250	5,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont GO	4.000%	8/15/40	3,135	3,238
	Vermont GO	4.000%	8/15/43	3,135	3,189
					28,948
Virginia (1.9%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,011
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,761
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,243
	Arlington County VA GO	2.500%	8/15/29	5,000	4,858
[3]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	5,711	4,697
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,723
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,823
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/36	2,000	1,894
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,414
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,841
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,055
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,609
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	5,000	5,332
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	36,036
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	649
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,343
[5]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	1,000	1,118
[5]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	3,000	3,313
[5]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	4.750%	7/1/53	5,000	5,174
[5]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	5,000	5,455
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	480	484
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/53	855	915
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/58	3,200	3,430
	Loudoun County Economic Development Authority Intergovernmental Agreement Revenue (Loudoun Co. Public Facilities Project)	5.000%	12/1/26	1,425	1,517
	Loudoun County VA GO	3.000%	12/1/31	7,535	7,477

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Economic Development Authority Miscellaneous Revenue	4.000%	6/1/36	1,200	1,249
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	5,000	5,446
Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/42	500	514
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	2,595	2,493
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	2,570	2,785
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	2,035	2,192
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,733
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,000	5,602
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	9,255	10,445
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	4,000	4,445
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,660	2,716
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	3,000	2,629
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	4,880	5,279
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/37	5,075	5,424
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/47	4,000	4,044
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,363
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,608
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	1,225	1,069
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	5.000%	5/15/26	5,030	5,286
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	5.000%	5/15/28	5,000	5,497
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/44	9,140	9,347
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/45	10,530	10,729
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	998
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	688
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	989
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	13,022
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.850%	1/1/25	40,000	40,009
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	4.000%	7/1/36	3,600	3,917
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	7,000	7,992
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,160
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	10,365
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,477
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	8,771
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	18,000	17,357
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	515	518
					320,272
Washington (0.9%)
	Bellevue WA GO	4.000%	12/1/39	1,175	1,216
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	3,235	3,253
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/36	1,670	1,878
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,000	1,095
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/48	5,000	5,176
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	270	304
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	590	661
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	836
	King County School District No. 403 Renton GO	4.000%	12/1/39	2,205	2,272
	King County School District No. 403 Renton GO	4.000%	12/1/40	2,850	2,917
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,514
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,220
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	3,914
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,441
	Washington GO	5.000%	6/1/38	10,615	12,008
	Washington GO	5.000%	2/1/39	9,570	10,886
	Washington GO	5.000%	6/1/42	1,250	1,338
[9]	Washington GO	5.000%	6/1/42	12,775	14,710
	Washington GO	5.000%	2/1/43	1,605	1,746
[9]	Washington GO	5.000%	2/1/45	5,000	5,644
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	5,000	4,856
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,730	1,660
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,750	8,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,285
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	906
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,978
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	29,198	27,493
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	8,986	7,965
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	8,000	7,938
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	122
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	1,000	1,084
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	4,460	3,891
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,000	1,028
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,000	1,012
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	1,771
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,609
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	5,500	4,426
[3]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/53	3,000	3,308
					156,416
West Virginia (0.5%)
[5]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,306
[5]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,563
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,802
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	3,080	3,352
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	2,000	2,247
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/42	6,265	6,895
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	2,805	3,123
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	5,000	4,341
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,602
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/48	2,590	2,876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/48	15,175	17,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,315
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	11,510	11,714
					81,716
Wisconsin (1.2%)
	Madison WI Metropolitan School District GO	4.000%	3/1/36	2,460	2,574
[5]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,395
[5]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,425
[1]	Milwaukee WI GO	5.000%	4/1/27	1,920	2,027
[5]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,813
[5]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,843
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,572
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,096
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,198
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	864
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,076
[5]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,076
[5]	Monroe School District WI GO	5.000%	3/1/37	775	861
[5]	Monroe School District WI GO	5.000%	3/1/38	700	771
[5]	Monroe School District WI GO	4.000%	3/1/39	1,855	1,913
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,945
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,670
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	925
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,443
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	1,019
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	3,783
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	10,000	10,354
[3]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,289
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	382
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	428
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	350
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	323
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	342
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	9,042
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	8,000	6,176
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,240
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,957
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	1,500	1,089
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,215
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,946
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	860
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	1,989	1,972
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	3,000	3,159
	Public Finance Charter School Aid Revenue	4.000%	7/1/51	1,000	776
[3]	Public Finance Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/40	815	798
[5]	Racine Unified School District GO	5.000%	4/1/37	1,000	1,120
[5]	Racine Unified School District GO	5.000%	4/1/41	1,480	1,618
[5]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,088
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,311
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,540
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,020
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,101
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,505
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,505
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,693
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,471
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,634
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	15,157
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,096
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,950	4,240
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/39	5,170	4,337
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,120
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	3,765	3,585

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,514
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,359
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,117
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	1,435	1,586
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	4,210	4,348
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,730	4,740
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,620
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,620
				209,490
Wyoming (0.0%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	35
Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	539
				574
Total Tax-Exempt Municipal Bonds (Cost $16,292,137)				16,036,276

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (7.8%)
Money Market Fund (7.8%)
[16]	Vanguard Municipal Cash Management Fund (Cost $1,339,942)	4.285%	13,397,634	1,340,031
Total Investments (101.3%) (Cost $17,632,079)				17,376,307
Other Assets and Liabilities—Net (-1.3%)				(222,180)
Net Assets (100%)				17,154,127
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $274,174,000, representing 1.6% of net assets.
4	Non-income-producing security—security in default.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Step bond.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2024.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at January 31, 2024.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,036,276	—	16,036,276
Temporary Cash Investments	1,340,031	—	—	1,340,031
Total	1,340,031	16,036,276	—	17,376,307